UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/12/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: $414,769 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    12607 233521.35SH       SOLE                                  233521.35
ACCENTURE PLC                  COM              g1151c101     7594 182990.27SH       SOLE                                  182990.27
AECOM TECH CORP DEL COM        COM              00766t100     1126 40975.00 SH       SOLE                                   40975.00
AIRGAS INC                     COM              009363102     1081 22730.38 SH       SOLE                                   22730.38
ALLERGAN INC                   COM              018490102    12386 196584.29SH       SOLE                                  196584.29
AMETEK INC NEW COM             COM              031100100     1337 34985.00 SH       SOLE                                   34985.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2539 55000.07 SH       SOLE                                   55000.07
ANSYS INC COM                  COM              03662Q105     1050 24170.00 SH       SOLE                                   24170.00
APTARGROUP INC                 COM              038336103      903 25290.00 SH       SOLE                                   25290.00
ARCH CAP GROUP LTD ORD         COM              g0450a105      809 11320.00 SH       SOLE                                   11320.00
ARM HLDGS PLC SPONSORED ADR    COM              042068106     1350 157720.00SH       SOLE                                  157720.00
AXIS CAPITAL HOLDINGS          COM              g0692u109      927 32660.93 SH       SOLE                                   32660.93
BALLY TECHNOLOGIES             COM              05874b107      983 23820.00 SH       SOLE                                   23820.00
BJS WHOLESALE CLUB             COM              05548J106      871 26640.00 SH       SOLE                                   26640.00
BROADCOM CORP CL A             CL A             111320107     8554 271828.00SH       SOLE                                  271828.00
BROCADE COMMUNICATIONS SYSTEMS COM              111621306      811 106410.00SH       SOLE                                  106410.00
CATERPILLAR INC                COM              149123101    11636 204177.01SH       SOLE                                  204177.01
CHEVRON CORP                   COM              166764100     7277 94520.86 SH       SOLE                                   94520.86
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6413 19089.19 SH       SOLE                                   19089.19
CHURCH DWIGHT CO. INC.         COM              171340102     1206 19965.00 SH       SOLE                                   19965.00
CISCO SYSTEMS INC              COM              17275R102     8248 344561.00SH       SOLE                                  344561.00
CITRIX SYSTEMS INC             COM              177376100     1230 29580.00 SH       SOLE                                   29580.00
CLEAN HARBORS INC.             COM              184496107      508  8530.00 SH       SOLE                                    8530.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2491 54965.00 SH       SOLE                                   54965.00
COLGATE PALMOLIVE CO.          COM              194162103    12201 148530.21SH       SOLE                                  148530.21
CONCHO RES INC COM             COM              20605p101      825 18390.00 SH       SOLE                                   18390.00
CORE LABS                      COM              N22717107     2170 18375.00 SH       SOLE                                   18375.00
COVIDIEN PLC                   COM              g2554f105    12366 258218.31SH       SOLE                                  258218.31
DAVITA INC                     COM              23918k108     1078 18355.00 SH       SOLE                                   18355.00
DOLBY LABORATORIES INC COM     COM              25659T107     2195 46005.00 SH       SOLE                                   46005.00
DRIL-QUIP INC COM              COM              262037104      929 16460.00 SH       SOLE                                   16460.00
EMERSON ELECTRIC CO            COM              291011104    10463 245633.14SH       SOLE                                  245633.14
EXPEDITORS INTERNATIONAL OF WA COM              302130109     7986 229702.14SH       SOLE                                  229702.14
EXXON MOBIL CORP               COM              30231G102    12991 190512.49SH       SOLE                                  190512.49
FACTSET RESH SYS INC COM       COM              303075105      872 13245.00 SH       SOLE                                   13245.00
FIRST HORIZON NATL CP COM      COM              320517105      497 37158.00 SH       SOLE                                   37158.00
FIRST HORIZON NATL CP COM FRAC COM              320517105        0 74708.00 SH       SOLE                                   74708.00
FLOWERS FOODS INC COM          COM              343498101      927 39040.00 SH       SOLE                                   39040.00
GILEAD SCIENCES INC            COM              375558103     8345 192880.00SH       SOLE                                  192880.00
GOOGLE                         COM              38259p508     9857 15899.00 SH       SOLE                                   15899.00
HALLIBURTON CO HLDG CO         COM              406216101     8286 275406.07SH       SOLE                                  275406.07
HARSCO CORP COM                COM              415864107      993 30840.00 SH       SOLE                                   30840.00
HENRY SCHEIN INC               COM              806407102     1014 19285.00 SH       SOLE                                   19285.00
HMS HOLDINGS CORP              COM              40425j101     1272 26125.00 SH       SOLE                                   26125.00
HOLOGIC INC                    COM              436440101      881 60766.00 SH       SOLE                                   60766.00
IBM                            COM              459200101     7721 58989.00 SH       SOLE                                   58989.00
IDEXX LABORATORIES CORP        COM              45168D104     1037 19415.00 SH       SOLE                                   19415.00
IHS INC CL A                   CL A             451734107     1103 20140.00 SH       SOLE                                   20140.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2246 20005.00 SH       SOLE                                   20005.00
ISHARES TR DJ SEL DIV INX      COM              464287168      412  9400.31 SH       SOLE                                    9400.31
J P MORGAN CHASE & CO.         COM              46625h100     7700 184801.10SH       SOLE                                  184801.10
JOY GLOBAL                     COM              481165108     1794 34790.00 SH       SOLE                                   34790.00
JUNIPER NETWORK INC            COM              48203R104     1001 37565.00 SH       SOLE                                   37565.00
KELLOGG CO                     COM              487836108    10662 200426.29SH       SOLE                                  200426.29
KENNAMETAL INC COM             COM              489170100     1156 44620.00 SH       SOLE                                   44620.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    11646 133949.02SH       SOLE                                  133949.02
LAB CP OF AMER HLDG NEW        COM              50540R409    12684 169490.00SH       SOLE                                  169490.00
LAZARD LTD SHS A               CL A             G54050102     1080 28460.49 SH       SOLE                                   28460.49
LIFE TECHNOLOGIES CORP COM     COM              53217v109     2012 38545.00 SH       SOLE                                   38545.00
LKQ CORP COM                   COM              501889208     1205 61560.00 SH       SOLE                                   61560.00
MASTERCARD INC CL A            CL A             57636q104     8147 31828.24 SH       SOLE                                   31828.24
METLIFE INSURANCE              COM              59156R108     6183 174911.33SH       SOLE                                  174911.33
MICROCHIP TECHNOLOGY INC       COM              595017104     1110 38235.25 SH       SOLE                                   38235.25
MICROSOFT CORP                 COM              594918104     9364 307236.64SH       SOLE                                  307236.64
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       78467y107      382  2905.00 SH       SOLE                                    2905.00
NESTLE S A REG B ADR SPONSORED COM              641069406      209  4325.00 SH       SOLE                                    4325.00
NEWFIELD EXPLORATION CO.       COM              651290108     1891 39215.00 SH       SOLE                                   39215.00
NOBLE ENRGY INC COM            COM              655044105     9303 130632.44SH       SOLE                                  130632.44
OCCIDENTAL PETE CORP           COM              674599105     7721 94920.98 SH       SOLE                                   94920.98
OCEANEERING INTL INC COM       COM              675232102      488  8350.00 SH       SOLE                                    8350.00
PEOPLES BANK CT                COM              712704105      463 27760.00 SH       SOLE                                   27760.00
PEPSICO INC                    COM              713448108    11303 185906.15SH       SOLE                                  185906.15
POLO RALPH LAUREN CORP CL A    CL A             731572103     1022 12625.00 SH       SOLE                                   12625.00
PRAXAIR INC                    COM              74005P104    12194 151842.60SH       SOLE                                  151842.60
PROCTER & GAMBLE CO            COM              742718109      301  4973.19 SH       SOLE                                    4973.19
REINSURANCE GP AMER            COM              759351604     2100 44078.99 SH       SOLE                                   44078.99
RITCHIE BROS AUCTION COM       COM              767744105      393 17550.00 SH       SOLE                                   17550.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      515 19285.54 SH       SOLE                                   19285.54
SEI INVESTMENTS CO COM         COM              784117103      875 49985.00 SH       SOLE                                   49985.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107    13749 128128.00SH       SOLE                                  128128.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      353  7650.00 SH       SOLE                                    7650.00
STAPLES INC                    COM              855030102    12820 521390.74SH       SOLE                                  521390.74
STATE STREET CORP              COM              857477103     6362 146140.20SH       SOLE                                  146140.20
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     9267 164700.72SH       SOLE                                  164700.72
T ROWE PRICE GROUP INC         COM              74144t108     9321 175060.60SH       SOLE                                  175060.60
TETRA TECH INC NEW             COM              88162g103     1288 47425.00 SH       SOLE                                   47425.00
TRACTOR SUPPLY CO COM          COM              892356106     1045 19735.00 SH       SOLE                                   19735.00
ULTRA PETROLEUM CORP COM       COM              903914109     1645 33000.00 SH       SOLE                                   33000.00
UNITED PARCEL SERVICE          COM              911312106      263  4600.00 SH       SOLE                                    4600.00
UNITED TECHNOLOGIES CORP       COM              913017109      229  3300.00 SH       SOLE                                    3300.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      353  7550.00 SH       SOLE                                    7550.00
VCA ANTECH INC                 COM              918194101     1014 40705.00 SH       SOLE                                   40705.00
VERISIGN INC                   COM              92343e102     9868 407130.00SH       SOLE                                  407130.00
VF CORP                        COM              918204108     1114 15215.00 SH       SOLE                                   15215.00
XTO ENERGY INC                 COM              98385X106     7709 165689.08SH       SOLE                                  165689.08
YUM! BRANDS                    COM              988498101     7200 205897.92SH       SOLE                                  205897.92
FIRST BANCORP PR PFD PERP SER  COM              318672607      198    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      251    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861      484    12442 SH       SOLE                                      12442
ISHARES INC MSCI BRAZIL        MSCI BRAZ IDX    464286400      221     2965 SH       SOLE                                       2965
ISHARES INC MSCI HONG KONG     MSCI HK IDX      464286871      156    10000 SH       SOLE                                      10000
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      223     5394 SH       SOLE                                       5394
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234      301     7255 SH       SOLE                                       7255
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      941    17034 SH       SOLE                                      17034
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      248    16942 SH       SOLE                                      16942
MORGAN STANLEY CH ASH COM      COM              617468103      232     7410 SH       SOLE                                       7410
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      327     5814 SH       SOLE                                       5814